Share-based payment - Summary of Binominal Option-Pricing Model To Determine The Fair Value of Options At Each of The Grant Dates (Detail)	6 Months Ended		12 Months Ended
	Dec. 31, 2019 yr $ / shares	Jun. 30, 2019 yr ¥ / shares	Dec. 31, 2020 yr $ / shares	Dec. 31, 2018 yr ¥ / shares	Dec. 31, 2017 yr ¥ / shares
Statements [Line Items]
Fair values at grant date	$ 1.25
Exercise prices	$ 0.03
Risk-free interest rates	1.69%	2.09%		2.94%	2.51%
Dividend yield
Expected volatilities	48.80%	50.20%		53.48%	55.08%
Expected term | yr	10	10	10	10	10
Bottom of range
Statements [Line Items]
Fair values at grant date			$ 1.76
Exercise prices			$ 0.03
Risk-free interest rates			0.64%
Expected volatilities			54.90%
Top of range
Statements [Line Items]
Fair values at grant date			$ 2.38
Exercise prices			$ 0.99
Risk-free interest rates			0.67%
Expected volatilities			55.10%
Genetron health
Statements [Line Items]
Fair values at grant date | ¥ / shares		¥ 36.32		¥ 28.19	¥ 10.83
Exercise prices | ¥ / shares		¥ 1.00		¥ 1.00	¥ 1.00